Equity	12 Months Ended
Oct. 31, 2021
Disclosure of classes of share capital [abstract]
Equity
NOTE 21:  EQUITY
COMMON SHARES
The Bank is authorized by its shareholders to issue an unlimited number of common shares, without par value, for unlimited consideration. The common shares are not redeemable or convertible. Dividends are typically declared by the Board of Directors of the Bank on a quarterly basis and the amount may vary from quarter to quarter.
PREFERRED SHARES AND OTHER EQUITY INSTRUMENTS
Preferred Shares
The Bank is authorized by its shareholders to issue, in one or more series, an unlimited number of Class A First Preferred Shares, without nominal or par value. Non-cumulative preferential dividends are payable quarterly, as and when declared by the Board of Directors of the Bank. All preferred shares include NVCC Provisions, necessary for the preferred shares to qualify as regulatory capital under OSFI’s CAR guideline. NVCC Provisions require the conversion of the preferred shares into a variable number of common shares upon the occurrence of a Trigger Event. A Trigger Event is defined as an event where OSFI determines that the Bank is, or is about to become, non-viable and that after conversion of all non-common capital instruments, the viability of the Bank is expected to be restored, or if the Bank has accepted or agreed to accept a capital injection or equivalent support from a federal or provincial government of Canada without which the Bank would have been determined by OSFI to be non-viable.
Limited Recourse Capital Notes
On July 29, 2021, the Bank issued $1,750 million of Limited Recourse Capital Notes NVCC, Series 1 (the “LRCNs”) with recourse limited to assets held in a trust consolidated by the Bank (the “Limited Recourse Trust”). The Limited Recourse Trust’s assets consist of $1,750 million of the Bank’s Non-Cumulative 5-Year Fixed Rate Reset Preferred Shares NVCC, Series 26 (“Preferred Shares Series 26”) at a price of $1,000 per share, issued concurrently with the LRCNs. The Preferred Shares Series 26 are eliminated on the Bank’s consolidated financial statements.
The LRCNs bear interest at a fixed rate of 3.6% per annum, payable semi-annually, until October 31, 2026 and thereafter at a rate per annum, reset every five years, equal to the prevailing 5-year Government of Canada Yield plus 2.747% until maturity on October 31, 2081. The Bank may redeem the LRCNs, in whole or in part, during the period from October 1 to and including October 31, commencing in 2026 and every five years thereafter, with the prior written approval of OSFI. In the event of (i) non-payment of interest following any interest payment date, (ii) non-payment of the redemption price in case of a redemption of the LRCNs, (iii) non-payment of principal plus accrued and unpaid interest at the maturity of the LRCNs, (iv) an event of default on the LRCNs, or (v) a Trigger Event, the recourse of each LRCN holder will be limited to that holder’s pro rata share of the Limited Recourse Trust’s assets.
The LRCNs, by virtue of the recourse to the Preferred Shares Series 26, include standard NVCC provisions necessary for them to qualify as Additional Tier 1 Capital under OSFI’s CAR guideline. NVCC provisions require the conversion of the instrument into a variable number of common shares upon the occurrence of a Trigger Event. In such an event, each Preferred Share Series 26 held in the Limited Recourse Trust will automatically and immediately be converted into a variable number of common shares which will be delivered to LRCN holders in satisfaction of the principal amount of, and accrued and unpaid interest on, the LRCNs. The number of common shares issued will be determined based on the conversion formula set out in the terms of the Preferred Shares Series 26.
The LRCNs are compound instruments with both equity and liability features as payments of interest and principal in cash are made at the Bank’s discretion. Non-payment of interest and principal in cash does not constitute an event of default and will trigger the delivery of Preferred Shares Series 26. The liability component has a nominal value and, therefore, the proceeds received upon issuance have been presented as equity, and any interest payments are accounted for as distributions on other equity instruments.
The following table summarizes the changes to the shares and other equity instruments issued and outstanding and treasury instruments held as at and for the years ended October
31
,
2021
and October
31
,
2020
.

Shares and Other Equity Instruments Issued and Outstanding and Treasury Instruments Held
(millions of shares or other equity instrum en t s and millions of Canadian dollars)	October 31, 2021		October 31, 2020
	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of year	1,816.1	$22,487	1,812.5	$21,713
Proceeds from shares issued on exercise of stock options	2.8	165	1.5	79
Shares issued as a result of dividend reinvestment plan	5.0	414	14.1	838

Purchase of shares for cancellation and other	–	–	(12.0)	(143)
Balance as at end of year – common shares	1,823.9	$23,066	1,816.1	$22,487
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Series 1	20.0	$500	20.0	$500
Series 3	20.0	500	20.0	500
Series 5	20.0	500	20.0	500
Series 7	14.0	350	14.0	350
Series 9	8.0	200	8.0	200
Series 12 1	–	–	28.0	700
Series 14 2	–	–	40.0	1,000
Series 16	14.0	350	14.0	350
Series 18	14.0	350	14.0	350
Series 20	16.0	400	16.0	400
Series 22	14.0	350	14.0	350

Series 24	18.0	450	18.0	450

	158.0	$3,950	226.0	$5,650
Other Equity Instruments

Limited Recourse Capital Notes – Series 1 3	1.8	$1,750	–	$–
Balance as at end of year – preferred shares and other equity instruments	159.8	$5,700	226.0	$5,650
Treasury – common shares 4
Balance as at beginning of year	0.5	$(37)	0.6	$(41)
Purchase of shares	136.8	(10,859)	135.6	(8,752)

Sale of shares	(135.4)	10,744	(135.7)	8,756
Balance as at end of year – treasury – common shares	1.9	$(152)	0.5	$(37)
Treasury – preferred shares and other equity instruments 4
Balance as at beginning of year	0.1	$(4)	0.3	$(6)
Purchase of shares and other equity instruments	5.3	(205)	6.0	(122)

Sale of shares and other equity instruments	(5.3)	199	(6.2)	124
Balance as at end of year – treasury – preferred shares and other equity instruments	0.1	$(10)	0.1	$(4)

1
On April 30, 2021, the Bank redeemed all of its 28 million outstanding Non-Cumulative 5-Year Rate Reset Class A First Preferred Shares NVCC, Series 12 (“Series 12 Preferred Shares”), at a redemption price of $25.00 per Series 12 Preferred Share, for a total redemption cost of $700 million.

2
On October 31, 2021, the Bank redeemed all of its 40 million outstanding Non-Cumulative 5-Year Rate Reset Class A First Preferred Shares NVCC, Series 14 (“Series 14 Preferred Shares”), at a redemption price of $25.00 per Series 14 Preferred Share, for a total redemption cost of $1 billion; the redemption proceeds were paid after October 31, 2021.

3
For Limited Recourse Capital Notes, the number of shares represents the number of notes issued. Concurrently with issue of the LRCNs, the Bank issued 1.75 million Preferred Shares Series 26 at a price of $1,000 per share.

4	When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
Preferred Shares Terms and Conditions
	Issue date	Annual yield (%) 1	Reset spread (%) 1	Next redemption/ conversion date 1	Convertible into 1
NVCC Rate Reset Preferred Shares 2
Series 1	June 4, 2014	3.662	2.24	October 31, 2024	Series 2
Series 3	July 31, 2014	3.681	2.27	July 31, 2024	Series 4
Series 5	December 16, 2014	3.876	2.25	January 31, 2025	Series 6
Series 7	March 10, 2015	3.201	2.79	July 31, 2025	Series 8
Series 9	April 24, 2015	3.242	2.87	October 31, 2025	Series 10
Series 16	July 14, 2017	4.50	3.01	October 31, 2022	Series 17
Series 18	March 14, 2018	4.70	2.70	April 30, 2023	Series 19
Series 20	September 13, 2018	4.75	2.59	October 31, 2023	Series 21
Series 22	January 28, 2019	5.20	3.27	April 30, 2024	Series 23

Series 24	June 4, 2019	5.10	3.56	July 31, 2024	Series 25

1
Non-cumulative preferred dividends for each Series are payable quarterly, as and when declared by the Board of Directors. The dividend rate of the Rate Reset Preferred Shares will reset on the next redemption/conversion date and every 5 years thereafter to equal the then 5-year Government of Canada bond yield plus the reset spread noted. Rate Reset Preferred Shares are convertible to the corresponding Series of Floating Rate Preferred Shares, and vice versa. If converted into a Series of Floating Rate Preferred Shares, the dividend rate for the quarterly period will be equal to the then 90-day Government of Canada Treasury bill yield plus the reset spread noted.

2
Subject to regulatory consent, redeemable on the redemption date noted and every 5 years thereafter, at $25 per share. Convertible on the conversion date noted and every 5 years thereafter if not redeemed. If converted, the holders have the option to convert back to the original Series of preferred shares every 5 years.

NVCC PROVISION
All series of preferred shares – Class A include NVCC provisions. If a NVCC trigger event were to occur and excluding the Preferred Shares Series 26 issued with respect to LRCNs, the maximum number of common shares that could be issued, assuming there are no declared and unpaid dividends on the respective series of preferred shares at the time of conversion, would be 790 million in aggregate.
The LRCNs, by virtue of the recourse to the Preferred Shares Series 26, include NVCC provisions. For LRCNs, if a NVCC trigger were to occur, the maximum number of common shares that could be issued, assuming there are no declared and unpaid dividends on the Preferred Shares Series 26, would be 350 million.
For NVCC subordinated notes and debentures, if a NVCC trigger event were to occur, the maximum number of common shares that could be issued, assuming there is no accrued and unpaid interest on the respective subordinated notes and debentures, would be 3.2 billion in aggregate.
DIVIDEND RESTRICTIONS
The Bank is prohibited by the
Bank Act
from declaring dividends on its preferred or common shares if there are reasonable grounds for believing that the Bank is, or the payment would cause the Bank to be, in contravention of the capital adequacy and liquidity regulations of the
Bank Act
or directions of OSFI. The Bank does not anticipate that this condition will restrict it from paying dividends in the normal course of business.
In addition, the ability to pay dividends on common shares without the approval of the holders of the outstanding preferred shares is restricted unless all dividends on the preferred shares have been declared and paid or set apart for payment. Currently, these limitations do not restrict the payment of dividends on common shares or preferred shares.
On March 13, 2020, OSFI issued a news release announcing a series of measures to support the resilience of financial institutions in response to challenges posed by COVID-19. These measures included the expectation that all federally regulated financial institutions halt dividend increases and share buybacks. On November 4, 2021, OSFI lifted the temporary expectation that financial institutions not increase regular dividends or undertake share repurchases, effective immediately.
DIVIDENDS
On December 1, 2021, the Board approved a dividend in an amount of eighty-nine cents (89 cents) per fully paid common share in the capital stock of the Bank for the quarter ending January 31, 2022, payable on and after January 31, 2022, to shareholders of record at the close of business on January 10, 2022.
DIVIDEND REINVESTMENT PLAN
The Bank

offers a dividend reinvestment plan for its common shareholders. Participation in the plan is optional and under the terms of the plan, cash dividends on common shares are used to purchase additional common shares. At the option of the Bank, the common shares may be issued from the Bank’s treasury at an average market price based on the last five trading days before the date of the dividend payment, with a discount of between
0
% to
5
% at the Bank’s discretion, or
purchase
d in
the open market at market price.
During the year ended October 31, 2021, all 5.1 million common shares issued from the Bank’s treasury, under the dividend reinvestment plan, were issued with no discount. During the year ended October 31, 2020, 4.1 million common shares were issued from the Bank’s treasury with no discount and 10.0 million common shares were issued from the Bank’s treasury with a 2% discount under the dividend reinvestment plan
.
NORMAL COURSE ISSUER BID
On December 1, 2021, the Board approved the initiation of a normal course issuer bid for up to 50million of the Bank’s common shares, subject to the approval of OSFI and the Toronto Stock Exchange. The timing and amount of any purchases under the program are subject to regulatory approvals and management discretion based on factors such as market conditions and capital adequacy.